1a. NATURE AND CONTINUANCE OF OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2013
A. Nature And Continuance Of Operations Tables
Restatements
	As previously		As
Consolidated Balance Sheet at August 31, 2012	reported	Adjustments	restated
Proved properties	15,232,824	(15,232,824)	-
Unproven properties	6,465,622	15,641,759	22,107,381
Accumulated other comprehensive loss	(7,299)	4,340	(2,959)
Retained earnings (accumulated deficit) during exploration stage	(4,838,081)	404,595	(4,433,486)

Consolidated Statement of Operations for the year ended August 31, 2012
Gas sales, net	251,290	(251,290)	-
Lease operating expenses	(255,143)	255,143	-
Depletion, depreciation and amortization	(400,744)	400,744	-
Net income (loss)	(3,207,121)	404,595	(2,802,526)

Consolidated Statement of Cash Flows for the year ended August 31, 2012
Net income (loss)	(3,207,121)	404,595	(2,802,526)
Depletion, depreciation and amortization	405,084	(405,084)	-
Net cash used in operating activities	(922,624)	3,851	(918,773)
Expenditures on oil and gas properties	(11,200)	(3,851)	(15,051)
Net cash used in investing activities	(300,495)	(3,851)	(304,346)

Notes to the Consolidated Financial Statements at August 31, 2012, Note 4. Oil and Gas Properties
Oil and Gas Acquisition - Kotaneelee Gas Project
Intangibles	6,780,000	(6,780,000)	-
Leasehold costs	581,379	(581,379)	-
Unproved leasehold costs	6,465,623	7,361,379	13,827,001
Capitalized Acquisition, Exploration and Development Costs
KGP – proven properties	15,637,906	(15,637,906)	-
KGP – unproven properties	6,465,623	15,637,906	22,103,529
Expenditures on oil and gas properties	-	3,852	3,851
Unproved oil and gas properties, August 31, 2012	6,465,623	15,641,758	22,107,381

Notes to the Consolidated Financial Statements at August 31, 2012, Note 9. Income Taxes
Reconciliation of Provision for Income Taxes
Canadian-based losses	(469,659)	408,884	(60,775)
Expected recovery of Canadian income tax	140,898	(122,675)	18,233
Valuation allowance	(140,898)	122,675	(18,233)
Significant Components of Deferred Income Taxes
Canadian net operating loss carryforwards	140,898	(122,675)	18,233
Total deferred income tax assets	140,898	(122,675)	18,233
Valuation allowance	(140,898)	122,675	(18,233)
Canadian Non-Capital Loss Carryforwards	720,949	(660,174)	60,775